COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following are details of the Company’s future minimum lease commitments for office equipment, office space and motor vehicles under non-cancelable operating leases as of December 31, 2015:

2016	$18,611
2017	8,569
2018	7,647
2019	4,464
2020 and Thereafter	4,292

$43,583